LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Schedule of components of long-term obligations
The components of long-term obligations at December 31 were as follows:

	2019	2018
Accrued royalties	$30,988	$28,181
Deferred revenue	8,078	6,317
Finance lease liabilities (note 19)	208	558
Other	4,500	8,194
	$43,774	$43,250